Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Consolidated Income Tax Provision
The following is an analysis of the components of the consolidated income tax provision (dollars in thousands):

	2013	2012	2011
Current income tax provision (benefit) -
U.S. Federal	$129,633	$27,100	$41,452
State and local	12,649	6,437	16,678
Foreign	317	—	—
Total current provision for taxes	142,599	33,537	58,130
Deferred -
U.S. Federal	(160,469)	179,070	30,313
State and local	253	1,856	(2,472)
Foreign	(112)	—	—
Total deferred provision for taxes	(160,328)	180,926	27,841
Total provision (benefit) for taxes	$(17,729)	$214,463	$85,971

Summary of Effective Tax Rate
The effective tax rate varies from the U.S. Federal statutory tax rate principally due to the following (dollars in thousands):

	2013	2012	2011
Provision computed at U.S. Federal statutory rate of 35%	$148,260	$131,147	$85,671
Alternative fuel mixture and cellulosic biofuel producer credits	(166,006)	81,695	—
State and local taxes, net of federal benefit	13,565	8,908	7,553
Domestic manufacturers deduction	(11,712)	(7,155)	(7,670)
Other	(1,836)	(132)	417
Total	$(17,729)	$214,463	$85,971

Summary of Operating Loss Carryforwards
The following details the scheduled expiration dates of our tax effected net operating loss (NOL) and other tax carryforwards at December 31, 2013 (dollars in thousands):

	2014 Through 2023	2024 Through 2033	Indefinite	Total
U.S. federal and non-U.S. NOLs	$1,633	$110,086	$—	$111,719
State taxing jurisdiction NOLs	1,199	13,878	—	15,077
U.S. federal, non-U.S., and state tax credit carryforwards	203	748	613	1,564
U.S. federal capital loss carryforwards	1,088	—	—	1,088
Total	$4,123	$124,712	$613	$129,448

Deferred Income Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. Deferred income tax assets and liabilities at December 31 are summarized as follows (dollars in thousands):

	December 31
	2013	2012
Deferred tax assets:
Accrued liabilities	$19,521	$7,332
Employee benefits and compensation	27,252	16,002
Net operating loss carryforwards	126,796	—
Stock options and restricted stock	8,875	8,389
Pension and postretirement benefits	75,518	65,520
Derivatives	18,221	20,381
Capital loss, general business, foreign, and AMT credit carryforwards	2,652	—
Gross deferred tax assets	$278,835	$117,624
Valuation allowance (a)	(2,715)	—
Net deferred tax assets	$276,120	$117,624

Deferred tax liabilities:
Property, plant, and equipment	$(519,718)	$(210,486)
Goodwill and intangible assets	(111,865)	(7,267)
Inventories	(28,522)	(26,275)
Investment in joint venture	(1,026)	(1,119)
Other	(2,208)	—
Total deferred tax liabilities	$(663,339)	$(245,147)
Net deferred tax assets (liabilities) (b)	$(387,219)	$(127,523)
___________

(a)
Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion of the deferred tax assets will not be realized. Of the $2.7 million valuation allowance, $1.6 million relates to foreign net operating loss carryforwards and credits and $1.1 million relates to capital losses. We do not expect to generate capital gains before the capital losses expire. If or when recognized, the tax benefits relating to the reversal of any of or all of the valuation allowance would be recognized as a benefit to income tax expense.

(b)
As of December 31, 2013, we did not recognize U.S. deferred income taxes on our cumulative total of undistributed foreign earnings for our non-U.S. subsidiaries. We indefinitely reinvest our earnings in operations outside the United States. It is not practicable to determine the amount of unrecognized deferred tax liability on these undistributed earnings because the actual tax liability, if any, is dependent on circumstances existing when the repatriation occurs.

Summary of Uncertain Tax Position
The following table summarizes the changes related to PCA’s gross unrecognized tax benefits excluding interest and penalties (dollars in thousands):

	2013	2012
Balance as of January 1	$(111,303)	$(111,013)
Increase related to acquisition of Boise Inc. (a)	(65,158)	—
Increases related to prior years’ tax positions	(49)	(128)
Increases related to current year tax positions	(1,538)	(1,267)
Decreases related to prior years' tax positions (b)	64,774	—
Settlements with taxing authorities (c)	106,187	—
Expiration of the statute of limitations (d)	1,667	1,105
Balance at December 31	$(5,420)	$(111,303)
___________

(a)	PCA acquired $65.2 million of gross unrecognized tax benefits from Boise Inc. that relate primarily to the taxability of the alternative fuel mixture credits.

(b)
Includes a $64.3 million gross decrease related to the taxability of the alternative fuel mixture tax credits claimed in 2009 excise tax returns by Boise Inc. For further discussion regarding these credits, see Note 6, Alternative Energy Tax Credits.

(c)
Includes a $104.7 million gross decrease related to the conclusion of the Internal Revenue Service audit of PCA’s alternative energy tax credits. For further discussion regarding these credits, see Note 6, Alternative Energy Tax Credits.

(d)	In the third and fourth quarters of 2013, various state statutes of limitations expired. As a result, the reserve for unrecognized tax benefits decreased by $1.7 million gross.